Note 12 Other comprehensive income, changes in gains or losses (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	€ (209)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(983)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(476)	€ (209)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(216)	(983)
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(209)	(576)
Valuation gains and losses	(176)	964
Amounts transferred to income	(209)	(434)
Income tax and other	117	(163)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(476)	(209)
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(983)	(905)
Valuation gains and losses	31	(76)
Amounts transferred to reserves	743	1
Income tax and other	(7)	(3)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	€ (216)	€ (983)